As filed with the Securities and Exchange Commission on April 23, 2026

Securities Act File No. 333-294164
1940 Act File No. 811-23932

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-2
Registration Statement

under
the Securities Act of 1933	☒
Pre-Effective Amendment No. 3	☒
Post-Effective Amendment No.	☐
and/or
Registration Statement
Under
the Investment Company Act of 1940	☒
Amendment No. 9	☒

Pershing Square USA, Ltd.
(Exact Name of Registrant as Specified in its Declaration of Trust)
Pershing Square Holdco, L.P.
to be converted to a corporation named
Pershing Square Inc.
(Exact Name of Co-Registrant as Specified in its Charter)
787 Eleventh Avenue, 9th Floor
New York, NY 10019
(Address of Principal Executive Offices)
(212) 813-3700
(Registrant’s Telephone Number, Including Area Code)
Halit Coussin
Pershing Square Capital Management, L.P.
787 Eleventh Avenue, 9th Floor
New York, NY 10019
(Name and Address of Agent for Service)

Copies to:

Scott D. Miller William G. Farrar Ken Li Sullivan & Cromwell LLP 125 Broad Street New York, NY 10004 (212) 558-4000	Joshua Ford Bonnie William R. Golden III Aarthy S. Thamodaran Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, D.C. 20001 Telephone: (202) 636-5500	Kevin T. Hardy Skadden, Arps, Slate, Meagher & Flom LLP 320 South Canal Street Chicago, IL 60606
Michael J. Schwartz Skadden, Arps, Slate, Meagher & Flom LLP One Manhattan West New York, New York 10001-8602

Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box  ☐
If any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐
If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box ☐
If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box  ☐
If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box ☐
It is proposed that this filing will become effective (check appropriate box):
☐	when declared effective pursuant to section 8(c) of the Securities Act

Check each box that appropriately characterizes the Registrant:
☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“1940 Act”)).
☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the 1940 Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934).
☐
If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

☐	New Registrant (registered or regulated under the 1940 Act for less than 12 calendar months preceding this filing).

THE REGISTRANTS HEREBY AMEND THIS REGISTRATION STATEMENT ON SUCH DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANTS SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

EXPLANATORY NOTE

This initial public offering (“this offering”) of common shares of beneficial interest (the “Common Shares”) of Pershing Square USA, Ltd. (the “Company”), a Delaware statutory trust that is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended, together with the initial public offering (the “PS Inc. IPO”) of the common stock of Pershing Square Inc., a Nevada corporation, as contemplated by the registration statement on Form S-1 related to the PS Inc. IPO (File No. 333-294165) (the “PS Inc. Registration Statement”) are component parts of a single offering, which is referred to as the “combined offering.” Pershing Square Holdco, L.P. (“PS Holdco”), the co-registrant whose name appears on the cover of this registration statement on Form N-2 (this “Registration Statement”), is a Delaware limited partnership that, prior to the effectiveness of the PS Inc. Registration Statement, will convert into a Nevada corporation by means of a statutory conversion (the “Corporate Conversion”) and change its name to “Pershing Square Inc.” As used in this Registration Statement, “PS Inc.” refers to PS Holdco prior to the consummation of the Corporate Conversion and, following the Corporate Conversion and the combined offering, to Pershing Square Inc. Pershing Square Capital Management, L.P., the Company’s investment manager, is a wholly owned subsidiary of PS Inc. PS Inc. currently expects to deliver to each initial investor in this offering, for no additional consideration, 1 share of its common stock for every 5 Common Shares purchased in this offering, including any Common Shares acquired by the underwriters in this offering in connection with the exercise of their option to purchase additional Common Shares from the Company, as further described in the prospectus forming a part of this Registration Statement. Each investor in this offering will be delivered the prospectus of the Company and the prospectus of PS Inc. (the “PS Inc. Prospectus”). The PS Inc. Prospectus is included as an exhibit to this Registration Statement.

The purpose of this Pre-Effective Amendment No. 3 to this Registration Statement is to revise the exhibit index and file additional exhibits. Accordingly, this Pre-Effective Amendment No. 3 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

PART C: OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

1.	Financial Statements

The Company’s (a) audited statement of assets and liabilities as of September 30, 2025 and statements of operations for the period from (i) November 28, 2023 (inception) to December 31, 2023, (ii) for the year ended December 31, 2024 and (iii) for the period from January 1, 2025 to September 30, 2025 and the notes thereto and report of independent registered public accountants thereon indicating that the Company has met the net worth requirements of Section 14(a) of the 1940 Act and (b) unaudited statement of assets and liabilities as of March 31, 2026 and statement of operations for the period from October 1, 2025 to March 31, 2026 and the notes thereto are included in Part A of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-294164 and 811-23932) filed on April 20, 2026.

2.	Exhibits:

(a)(1) Certificate of Trust, dated November 28, 2023(**)
(a)(2) Certificate of Amendment, dated February 6, 2024(**)
(a)(3) Second Amended and Restated Agreement and Declaration of Trust of the Company, dated as of July 29, 2024(**)
(a)(4) Form of Statement of Preferences with respect to the Company’s 7.50% Series A Cumulative Preferred Shares(**)
(b) By-Laws of the Company, dated as of July 15, 2024(**)
(c) Not Applicable
(d) Not Applicable
(e) Form of Dividend Reinvestment Plan of the Company(**)
(f) Not Applicable
(g) Investment Management Agreement, dated as of October 8, 2025, between the Company and Pershing Square Capital Management, L.P. (the “Manager”)(*)
(h) Form of Underwriting Agreement(**)
(i) Not Applicable
(j) Form of Custody Agreement between the Company and State Street Bank and Trust Company(**)
(k)(1) Form of Administration Agreement between the Company and State Street Bank and Trust Company(**)
(k)(2) Form of Transfer Agency and Service Agreement between the Company and State Street Bank and Trust Company(**)
(k)(3) Form of Share Issuance Agreement, by and between the Company and PS Inc.(**)
(k)(4) Form of Anchor Subscription Agreement, by and between the Company and Pershing Square PSUS Holdings, LLC(**)
(k)(5) Form of Registration Rights Agreement, by and between the Company and Pershing Square PSUS Holdings, LLC(**)
(k)(6) Form of Indemnification Agreement, by and between the Company and the Trustees(**)
(l) Opinion and Consent of Richards, Layton & Finger, P.A.(*)
(m) Not Applicable
(n)(1) Consents of Independent Registered Public Accounting Firm(*) (Ernst & Young LLP)
(n)(2) Consent of Independent Registered Public Accounting Firm(*) (KPMG LLP)
(o) Not Applicable
(p)(1) Subscription Agreement, dated as of May 21, 2024, by and between the Company and the Manager(**)
(p)(2) Subscription Agreement, dated as of May 22, 2024, by and between the Company and the Manager(**)
(p)(3) Subscription Agreement, dated as of May 31, 2024, by and between the Company and the Manager(**)

(p)(4) Subscription Agreement, dated as of July 16, 2024, by and between the Company and the Manager(**)
(p)(5) Subscription Agreement, dated as of October 9, 2024, by and between the Company and the Manager(**)
(p)(6) Subscription Agreement, dated as of December 10, 2024, by and between the Company and the Manager(**)
(p)(7) Subscription Agreement, dated as of January 30, 2025, by and between the Company and the Manager(**)
(p)(8) Subscription Agreement, dated as of March 26, 2026, by and between the Company and the Manager(**)
(q) Not Applicable
(r)(1) Code of Ethics of Registrant(**)
(r)(2) Code of Ethics of the Manager(**)
(s) Filing fee table(*)
(t) Prospectus of Pershing Square Inc. (Pershing Square Holdco, L.P.)(*)
(u) Form of Combined Private Placement Subscription Agreement(**)
(*)	Filed herewith.
(**)	Previously filed.

Item 26.	Marketing Arrangements

Reference is made to Exhibit (h) to this Registration Statement.
Item 27.	Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses expected to be incurred in connection with the issuance and distribution of the securities being registered pursuant to this Registration Statement:
Legal Fees and Expenses	$7,000,000
Independent Registered Public Accounting Firm Fees	$125,000
New York Stock Exchange Listing Fees	$40,000
FINRA Fees	$226,000
Securities and Exchange Commission Filing Fees	$1,143,468
Printing Expenses	$125,000
Other Expenses	$200,000
Total	$8,859,468
Item 28.	Persons Controlled by or under Common Control with Registrant

None.
Item 29.	Number of Holders of Securities

As of April 20, 2026, the number of record holders of each class of securities of the Company was as follows:

Title of Class	Number of Record Holders
Common shares of beneficial interest, no par value	1

As of April 20, 2026, the number of record holders of each class of securities of PS Holdco was as follows:

Title of Class	Number of Record Holders
Limited partnership interests in PS Holdco	59

Item 30.	Indemnification

Indemnification Under Governing Documents

The Company

The Company’s Second Amended and Restated Agreement and Declaration of Trust, dated as of July 29, 2024, and as amended through the date hereof (the “Declaration of Trust”) and the Registrant’s By-Laws (the “Bylaws” and together with the Declaration of Trust, the “Governing Documents”) provide that the Company will indemnify its Trustees and officers and may indemnify its employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Company, to the extent permitted by law. However, nothing in the Governing Documents of the Registrant protects or indemnifies a trustee, officer, employee or agent of the Company against any liability to which such person would otherwise be subject in the event of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her position.

The Company has entered into an Indemnification Agreement with each Trustee, which provides that the Company, subject to certain exceptions, shall indemnify and hold harmless such Trustee against any and all expenses actually and reasonably incurred by the Trustee in any proceeding that the Trustee was or is made or is threatened to be made a party to, or is otherwise involved in, by reason of the fact that the Trustee is or was or has agreed to serve as a Trustee, officer, employee or agent of the Company, to the fullest extent permitted by applicable law. The Company shall not be obligated to indemnify a Trustee where, among other circumstances: (i) the Trustee is liable to the Company or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office or (ii) it is finally determined by a final adjudication of a court, arbitrator or administrative body of competent jurisdiction that (A) the Trustee’s conduct material to the matter giving rise to the action was committed in bad faith or was the result of active and deliberate dishonesty, (B) the Trustee received an improper personal benefit in money, property or services, or (C) in case of any criminal action, the Trustee had reasonable cause to believe his or her conduct was unlawful.

PS Inc.

Following the Corporate Conversion, PS Inc. will be a Nevada corporation and generally governed by Chapter 78 of the Nevada Revised Statutes (“NRS”). NRS 78.138(7) provides that, subject to limited statutory exceptions and unless the articles of incorporation or an amendment thereto (in each case filed on or after October 1, 2003) provide for greater individual liability, a director or officer is not individually liable to a corporation or its shareholders or creditors for any damages as a result of any act or failure to act in his or her capacity as a director or officer unless the presumption of Nevada’s “business judgment rule” (as codified in NRS 78.138(3)) has been rebutted and it is proven that: (i) the director’s or officer’s act or failure to act constituted a breach of his or her fiduciary duties as a director or officer and (ii) the breach of those duties involved intentional misconduct, fraud or a knowing violation of law.

NRS 78.7502 permits a corporation to indemnify, pursuant to that statutory provision, a present or former director, officer, employee or agent of the corporation, or of another entity or enterprise (including as a manager of a limited liability company), for which such person is or was serving in such capacity at the request of the corporation, who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, except an action by or in the right of the corporation, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection therewith, arising by reason of such person’s service in such capacity if such person (i) is not liable pursuant to NRS 78.138, or (ii) acted in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to a criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. In the case of actions brought by or in the right of the corporation, however, no indemnification pursuant to NRS 78.7502 may be made for any claim, issue or matter as to which such person has been adjudged by a court of competent jurisdiction, after exhaustion of all appeals therefrom, to be liable to the corporation or for amounts paid in settlement to the corporation, unless and only to the extent that the court in which the action or suit was brought or other court of competent jurisdiction determines upon application that in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court deems proper.

Any discretionary indemnification pursuant to the statutory mechanism provided under NRS 78.7502, unless ordered by a court or advanced to a director or officer by the corporation in accordance with the NRS, may be made by a corporation only as authorized in each specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances. Such determination must be made (1) by the shareholders, (2) by the board of directors by majority vote of a quorum consisting of directors who were not parties to the action, suit or proceeding, (3) if a majority vote of a quorum consisting of directors who were not parties to the action, suit or proceeding so orders, by independent legal counsel in a written opinion, or (4) if a quorum consisting of directors who were not parties to the action, suit or proceeding cannot be obtained, by independent legal counsel in a written opinion.

NRS 78.751 further provides that indemnification pursuant to the statutory mechanism provided under NRS 78.7502 does not exclude any other rights to which a person seeking indemnification or advancement of expenses may be entitled under the corporation’s articles of incorporation, or any bylaw, agreement, vote of shareholders or disinterested directors or otherwise, for either an action in the person’s official capacity or an action in another capacity while holding office, except that indemnification, unless ordered by a court pursuant to NRS 78.7502 or for the advancement of expenses, may not be made to or on behalf of any director or officer finally adjudged by a court of competent jurisdiction, after exhaustion of any appeals, to be liable for intentional misconduct, fraud or a knowing violation of law, and such misconduct, fraud or violation was material to the cause of action. Pursuant to NRS 78.751(5), a right to indemnification or to advancement of expenses arising under a provision of the articles of incorporation or any bylaw is not eliminated or impaired by an amendment to such provision after the occurrence of the act or omission that is the subject of the civil, criminal, administrative or investigative action, suit or proceeding for which indemnification or advancement of expenses is sought, unless the provision in effect at the time of such act or omission explicitly authorizes such elimination or impairment after such act or omission has occurred.

PS Inc.’s governing documents provide that to the fullest extent permitted under Nevada law and other applicable law, it shall indemnify its directors and officers in their respective capacities as such and in any and all other capacities in which any of them serves at PS Inc.’s request. PS Inc. also intends to enter into indemnification agreements with its directors and executive officers. These agreements will require PS Inc., subject to limited exceptions, to indemnify these individuals to the fullest extent permitted under Nevada law against liabilities that may arise by reason of their service to PS Inc., and to advance expenses they incur as a result of any proceeding to which they are or are threatened to be made a party or participant.

Other Indemnification

The Company has agreed to indemnify and hold harmless the Manager and certain related persons with respect to all costs, charges, expenses, losses, damages or liabilities arising from or in connection with, or concerning, the conduct of the Registrant’s business or affairs or the execution or discharge of the duties, powers, authorities or discretions of the Manager under the Investment Management Agreement, and not arising out of willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties under the Investment Management Agreement.

The Company, PS Inc. and the Manager have each agreed to indemnify the underwriters of this offering (the “Underwriters”) and their controlling persons for certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Underwriters may be required to make in respect of those liabilities, except in the cases of willful misfeasance, bad faith, gross negligence or reckless disregard of applicable obligations and duties. In addition, the Underwriters have also agreed to indemnify the Company, PS Inc. and the Manager against certain liabilities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrants pursuant to the foregoing provisions, or otherwise, the Registrants have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrants of expenses incurred or paid by a director, officer or controlling person of the Registrants in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrants will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Manager

The Manager, a limited partnership organized under the laws of Delaware, acts as investment manager to the Company. The Company is fulfilling the requirement of this Item 31 to provide information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Manager or those officers, directors and partners during the past two years, by incorporating by reference the information contained in the Form ADV of the Manager filed with the commission pursuant to the Advisers Act of 1940 (Commission File No. 801-63688).
Item 32.	Location of Accounts and Records

The accounts and records of the Registrants are maintained at 787 Eleventh Avenue, 9th Floor, New York, NY 10019 and, in the case of the Company in part at the offices of State Street. The Company’s securities are held under a custody agreement by State Street. The address of the Company’s custodian is One Congress Street, Suite 1, Boston, MA 02114. State Street will also act as the Company’s transfer agent, distribution paying agent and registrar. The principal business address of the Company’s transfer agent is One Heritage Drive, North Quincy, MA 02171.
Item 33.	Management Services

Not Applicable.
Item 34.	Undertakings

1.
The Registrants undertake to suspend the offering of Common Shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the later of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not Applicable.
3.	Not Applicable.
4.	(a)
For the purposes of determining any liability under the Securities Act of 1933, the information omitted	from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrants under Rule 424(b)(1) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.
(b)
For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.	Not Applicable.
6.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrants pursuant to the foregoing provisions, or otherwise, the Registrants have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrants of expenses incurred or paid by a director, officer or controlling person of the Registrants in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrants will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

7.
The Registrants undertake to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Pre-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 23rd day of April, 2026.

Pershing Square USA, Ltd.

By:	/s/ William A. Ackman
Chief Executive Officer

Pursuant to the requirements of the Securities Act and the 1940 Act, this Pre-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities set forth below on April 23, 2026.
Signature	Title

/s/ William A. Ackman	Chief Executive Officer (Principal Executive Officer)
William A. Ackman

*	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Michael Gonnella

*	Chairman of the Board
Barry P. Barbash

*	Trustee
Evan Bakst

*	Trustee
Nicholas A. Botta

*	Trustee
Anne Farlow

*	Trustee
Bruce Herring

*	Trustee
Lisa Polsky

*By:	/s/ William A. Ackman
William A. Ackman
as attorney-in-fact

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Co-Registrant has caused this Pre-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 23rd day of April, 2026.

Pershing Square Holdco, L.P.

By:	Pershing Square Holdco GP, LLC, its general partner

By:	/s/ William A. Ackman
Name:	William A. Ackman
Title:	Authorized Signatory

Pursuant to the requirements of the Securities Act and the 1940 Act, this Pre-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities set forth below on April 23, 2026.

Signature	Title

/s/ William A. Ackman	Chief Executive Officer and Chairman (Principal Executive Officer)
William A. Ackman

*	Director
Ryan Israel

*	Director
Halit Coussin

*	Director
Ben Hakim

*	Director
Kerry Murphy Healey

*	Director
Orion Hindawi

*	Director
Marco Kheirallah

*	Director
Nicholas M. Lamotte

*	Director
David Coppel Calvo

*	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Michael Gonnella

*By:	/s/ William A. Ackman
William A. Ackman
as attorney-in-fact

EXHIBIT LIST

(g)	Investment Management Agreement, dated as of October 8, 2025, between the Company and Pershing Square Capital Management, L.P.
(l)	Opinion and Consent of Richards, Layton & Finger, P.A
(n)(1)	Consents of Independent Registered Public Accounting Firm (Ernst & Young LLP)
(n)(2)	Consent of Independent Registered Public Accounting Firm (KPMG LLP)
(s)	Filing Fee Table
(t)	Prospectus of Pershing Square Inc. (Pershing Square Holdco, L.P.)